Related Party Transactions (Detail)				1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended			19 Months Ended
	May 08, 2019 USD ($)	May 08, 2019 USD ($)	Jan. 01, 2018	Sep. 30, 2018	Dec. 31, 2017 USD ($)	May 08, 2019 USD ($)	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 07, 2019	Mar. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Proceeds from sale of equity-accounted investments and related assets							$ 100,000,000	$ 81,823,000	$ 0
Equity Method Investment, Ownership Percentage							100.00%
MALT Joint Venture | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related party expenses							$ (20,000,000)	(7,700,000)
Additional time period for fixed rate time charters contract (in years)				2 years
Technical Services | Teekay Offshore
Related Party Transaction [Line Items]
Related party expenses						$ (9,600,000)
Equity-accounted joint ventures | LNG Carriers
Related Party Transaction [Line Items]
Revenue from related parties							$ 68,800,000	55,200,000	$ 6,500,000
Teekay Offshore
Related Party Transaction [Line Items]
Due from Related Parties								83,100,000
Due to Related Parties								59,300,000
Revenue from related parties					$ 17,800,000	7,600,000		21,000,000
Teekay Offshore | Shuttle Tankers
Related Party Transaction [Line Items]
Number of vessels | vessel							2
Teekay Offshore | Fso [Member]
Related Party Transaction [Line Items]
Number of vessels | vessel							3
Teekay Offshore | Technical Services
Related Party Transaction [Line Items]
Related party expenses					(800,000)			(25,700,000)
Teekay Offshore | Time-Charter Hire Expense [Member]
Related Party Transaction [Line Items]
Related party expenses					$ (14,300,000)	(20,800,000)		$ (56,300,000)
Resolute Investments Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage of Resolute outstanding common stock					31.90%		31.70%	31.80%	31.90%
Teekay Offshore
Related Party Transaction [Line Items]
Due from Affiliate, Noncurrent	$ 25,000,000	$ 25,000,000				25,000,000
Proceeds from sale of equity-accounted investments and related assets	100,000,000
Revolving Credit Facilities
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity							$ 890,700,000
Revolving Credit Facilities | Teekay Offshore
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity											$ 125,000,000.0
Revolving Credit Facilities | Teekay Parent [Member] | Teekay Offshore
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity											25,000,000.0
Revolving Credit Facilities | Teekay Offshore
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity											$ 100,000,000.0
MALT Joint Venture
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage							52.00%
Teekay Offshore
Related Party Transaction [Line Items]
Due from Affiliate, Noncurrent	$ 25,000,000	$ 25,000,000				$ 25,000,000
Teekay Offshore | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Transferred Subsidiaries
Related Party Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
General Partner | Teekay Offshore
Related Party Transaction [Line Items]
Interest of Company's general partner		49.00%							2.00%	49.00%